Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Significant Accounting Policies (Details) [Line Items]
insured by the FDIC	$ 250,000
Amortization expense	733,000	$ 482,000
Accumulated amortization	1,337,779	604,426
Recognized revenue from contract with customers	674,580	59,749
Related to services transferred	$ 163,655	$ 0
Performance obligation term, description	Our contracts with partners generally have two to five-year terms and have a single performance obligation.
Potentially dilutive shares (in Shares)	4,456,364	5,008,148
Capitalized software [Member]
Significant Accounting Policies (Details) [Line Items]
Amortizes capitalized software over a period	3 years